Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
Entity Central Index Key	0000857463
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Putnam New Jersey Tax Exempt Income Fund
Class Name	Class A
Trading Symbol	PTNJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam New Jersey Tax Exempt Income Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.82%
[1]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 141,055,417
Holdings Count | $ / shares	131	[2]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$141,055,417
Total Number of Portfolio Holdings*	131
Portfolio Turnover Rate	6%
[2]
Holdings [Text Block]		[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam New Jersey Tax Exempt Income Fund
Class Name	Class C
Trading Symbol	PNJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam New Jersey Tax Exempt Income Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$80	1.57%
[4]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.57%
Net Assets	$ 141,055,417
Holdings Count | $ / shares	131	[5]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$141,055,417
Total Number of Portfolio Holdings*	131
Portfolio Turnover Rate	6%
[5]
Holdings [Text Block]		[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam New Jersey Tax Exempt Income Fund
Class Name	Class R6
Trading Symbol	PNJRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam New Jersey Tax Exempt Income Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$29	0.56%
[7]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 141,055,417
Holdings Count | $ / shares	131	[8]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$141,055,417
Total Number of Portfolio Holdings*	131
Portfolio Turnover Rate	6%
[8]
Holdings [Text Block]		[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam New Jersey Tax Exempt Income Fund
Class Name	Class Y
Trading Symbol	PNJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam New Jersey Tax Exempt Income Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$29	0.57%
[10]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 141,055,417
Holdings Count | $ / shares	131	[11]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$141,055,417
Total Number of Portfolio Holdings*	131
Portfolio Turnover Rate	6%
[11]
Holdings [Text Block]		[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Includes derivatives, if applicable.

[3]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[4]
†	Annualized.

[5]
*	Includes derivatives, if applicable.

[6]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[7]
†	Annualized.

[8]
*	Includes derivatives, if applicable.

[9]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[10]
†	Annualized.

[11]
*	Includes derivatives, if applicable.

[12]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.